Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Use of Estimates
(a)	Use of Estimates
The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, expenses, as well as related disclosure of contingent assets and liabilities. Estimates are used for the fair value of common stock, embedded derivative valuation, stock-based awards and other issuances, revenue recognition, useful lives of long-lived assets, warranty reserves, allowance for doubtful accounts, net realizable value of inventory, contingencies, valuation allowance for deferred tax assets and uncertain tax positions. Actual results could differ materially from the Company’s estimates. To the extent that there are material differences between these estimates and actual results, the Company’s financial condition or operating results will be affected. The Company bases its estimates on past experience and other assumptions that the Company believes are reasonable under the circumstances, and the Company evaluates these estimates on an ongoing basis.

Significant Risks and Uncertainties

(b)	Significant Risks and Uncertainties
The Company is subject to those risks common in the technology industry and also those risks common to early stage companies including, but not limited to, the possibility of not being able to successfully develop or market its products as forecasted, technological obsolescence, competition, dependence on key personnel and key external alliances, the successful protection of its proprietary technologies, compliance with government regulations, and the possibility of not being able to obtain additional financing when needed.

Concentration of Risks
(c)	Concentration of Risks
Concentration of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable. The Company’s cash and cash equivalents and restricted cash are on deposit with major financial institutions. Such deposits may be in excess of insured limits. The Company believes that the financial institutions that hold the Company’s cash are financially sound, and accordingly, minimum credit risk exists with respect to these balances. The Company has not experienced any losses due to institutional failure or bankruptcy. The Company performs credit evaluations of its customers and generally does not require collateral for sales on credit. The Company reviews accounts receivable balances to determine if any receivables will potentially be uncollectible and includes any amounts that are determined to be uncollectible in the allowance for doubtful accounts. As of December 31, 2021, there were two customers who had outstanding balances accounting for 26% and 21% of the total accounts receivable balance, respectively. As of December 31, 2020, there were three customers who had outstanding balances accounting for 16%, 16% and 10% of the total accounts receivable balance, respectively.
Concentration of customers
For the year ended December 31, 2021, two customers represented 10% or more of net sales. For the year ended December 31, 2020, no customer represented 10% or more of net sales.
Concentration of suppliers
For the year ended December 31, 2021, two suppliers represented 52% and 10% of the Company’s inventory purchases, accounting for $0.6 million and $0.2 million in purchases, respectively. For the year ended December 31, 2020, two suppliers represented 63% and 11% of the Company’s inventory purchases, accounting for $0.8 million and $0.1 million in purchases, respectively.

Foreign Currency

(d)	Foreign Currency
The functional currencies of the Company’s subsidiaries, which are located in Canada, the United Kingdom, Germany, United Arab Emirates, China, Hong Kong, and Japan, are their local currencies. Assets and liabilities are translated into U.S. dollars at end-of-period
exchange rates. Revenue and expense transactions are translated at average exchange rates in effect during each reporting period. The effects of foreign currency translations are recorded as a component of other comprehensive loss and the Company recognized $0 and $12 thousand in other comprehensive income for the years ended December 31, 2021 and 2020, respectively.

Cash and Cash Equivalents and Restricted Cash

(e)	Cash and Cash Equivalents and Restricted Cash
The Company considers all highly liquid securities that mature within three months or less from the original date of purchase to be cash equivalents. The Company maintains the majority of its cash balances with commercial banks in interest bearing accounts. Cash and cash equivalents include cash held in checking and savings accounts and highly liquid securities with original maturity dates of three months or less from the original date of purchase.
The restricted cash balance as of December 31, 2021 and 2020 represents $70 thousand related to collateral to offset certain short-term, unsecured lending commitments associated with the Company’s corporate credit card program.

Accounts Receivable

(f)	Accounts Receivable
Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, the current receivables aging and customer payment patterns. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2021, and 2020, the Company provided for an allowance for doubtful accounts totaling $224 thousand. The Company does not have any off-balance
sheet credit exposure related to its customers.

Inventory

(g)	Inventory
Inventory consists of raw materials,
work-in-progress
and finished goods representing the sensors and related components that the Company produces. Costs are computed under the standard cost method, which approximates actual costs determined on a first-in,
first-out
basis, and include freight and overhead expenses incurred to bring the inventory to its location and condition. The Company identifies inventory which is considered obsolete or in excess of anticipated demand based on a consideration of marketability and product life cycle stage, product development plans, component cost trends, demand forecasts, historical net sales, and assumptions about future demand and market conditions to state inventory at the lower of cost or net realizable value.

Revenue Recognition
(h)	Revenue Recognition
Revenue is recognized when a customer obtains control of promised products and services and the Company has satisfied its performance obligations. The amount of revenue recognized reflects the consideration which the Company expects to be entitled to receive in exchange for the products and services. To achieve this core principle, the Company applies the following five steps:
Step 1. Identification of the contract(s) with a customer;
Step 2. Identification of the performance obligations in the contracts(s);
Step 3. Determination of the transaction price;
Step 4. Allocation of the transaction price to the performance obligations;
Step 5. Recognition of the revenue when, or as, the Company satisfies a performance obligation.
Nature of goods and services
The Company determines it has a contract with a customer when (i) it is enforceable and defines each party’s rights regarding the products and services to be transferred and identifies the payment terms related to the products and services, (ii) it has commercial substance and, (iii) collection of substantially all consideration for products and services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. The Company applies judgment in determining the customer’s ability and intention to pay, which is based on a variety of factors including the customer’s historical payment experience or, in the case of a new customer, published credit and financial information pertaining to the customer.
The Company primarily enters into standard supply arrangements. Standard supply arrangements include the customer option to purchase LiDAR sensors, accessories, Quanergy Processing Units, servers, Qortex software, post-contract support services (“PCS”) and extended warranties either on a standalone basis or in a bundled arrangement over specified periods. The Qortex software is offered either as a perpetual or term-based license.
To the extent a contract includes multiple promised products and services, the Company must apply judgment to determine whether promised products and services are capable of being distinct and are distinct in the context of the contract. If these criteria are not met, the promised products and services are accounted for as a combined performance obligation. The Company has determined that all of its promises are distinct, with the exception of certain software, training, certification, and professional services which are considered immaterial in the context of customer contracts and for which the Company has elected the practical expedient for immaterial goods and services.
Hardware
Based on the Company’s general terms of sale, legal title and physical possession of the Company’s hardware products, which include LiDAR sensors, accessories, Quanergy Processing Units, and servers, are transferred to the customer at shipment. Revenue on hardware is recognized at a point in time once the contractual shipping terms have been met and control is transferred.
Software
The Company primarily sells Qortex software licenses. Qortex software license arrangements provide a term-based or perpetual license bundled with related PCS. License revenue is primarily derived from the software that is embedded with the hardware or is deployed on the customers’ own servers. Licenses were determined to have significant standalone functionality and revenue is recognized upon transfer of control to the customer. The control for software is transferred at the later of delivery to the customer or the software license start date, however, there is ultimately minimal difference as the license keys are typically activated shortly after sale.
The term-based license arrangements generally have terms ranging from one to two years and are invoiced to customers in advance upon execution of the contract. Amounts that have been invoiced are recorded in accounts receivable and in either deferred revenue or revenue in the accompanying consolidated financial statements, depending on whether the underlying performance obligation has been satisfied.
Post-contract support services
Typically, the Company provides PCS, including unspecified updates, upgrades, and minor bug-fixes,
for the term of a contract, which ranges from 12 to 24 months. PCS meets the criteria for over-time revenue recognition as the customer simultaneously receives and consumes the benefit of the services as the Company performs. As such, revenue is recognized ratably over the life of the agreement.
Extended warranties
The Company typically provides a
two-year
standard limited warranty on its hardware offerings that covers manufacturing defects in material or workmanship.
In certain contracts, the Company provides the customer the option to purchase extended warranties, in addition to the warranty provided as part of the Company’s customary business practice. The extended warranty is a separate performance obligation and meets the criteria for over-time revenue recognition as the customer simultaneously receives and consumes the benefit of the services as the Company performs. Similar to PCS, the extended warranty is representative of a stand-ready obligation, provided on a when-and-as
needed basis, which does not follow a specific pattern of delivery. This performance obligation is satisfied over-time and hence, revenue is recognized ratably over the extended warranty term.
Contracts with multiple performance obligations
For contracts which contain multiple performance obligations, the Company allocates revenue to each distinct performance obligation based on the standalone selling price (“SSP”). As prices vary from customer to customer based on customer relationship, volume discount, and contract type, the Company has determined that the estimated sales price of its product is not directly observable. Accordingly, the Company estimates SSP using the expected cost plus a margin approach. The Company considers all reasonably available information in making these estimate including forecasted costs of developing and supplying each performance obligation, historical margins for products previously sold and adjustments for factors, such as current business priorities, class of customer, and market conditions.
Disaggregation of revenues
The Company disaggregates its revenue from contracts with customers by timing of transfer of goods or services to customers (point in time or over-time) and geographic region based on the customer’s location, as it believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.
Total revenue based on the disaggregation criteria described above is as follows (in thousands):

	For the Years Ended December 31,
	2021	2020

Point in time	$3,859	$2,747
Over time	69	268

Total net sales	$3,928	$3,015

Deferred revenue
Revenue is deferred when the Company has the right to invoice in advance of services being provided. The upfront payment pattern relative to the delivery of software licenses and its related support and maintenance and associated revenue recognition generates deferred revenue. Current and non-current
portion of deferred revenue is recorded in other current liabilities and other long-term liabilities respectively, in the accompanying consolidated balance sheets.
The deferred revenue balance, as shown below, excludes customer deposits of $1.0 million and $1.1 million as of December 31, 2021 and 2020, respectively, primarily related to products and services which were billed in advance. Standard payment terms to customers range from 30 to 60 days; however, payment terms and conditions in the Company’s customer contracts may vary. In most cases, customers prepay for services in advance of delivery of the related services.
The following provides information about deferred revenue from contracts with customers as of December 31, 2021, 2020 and 2019 (in thousands):

	As of December 31,
	2021	2020	2019
Deferred revenue, current	$72	$67	$226
Deferred revenue, non-current	4	3	—

Total deferred revenue	$76	$70	$226

Transaction price allocated to remaining performance obligations
As of December 31, 2021 and 2020, the aggregate amount of the transaction price allocated to remaining performance obligations was immaterial.
Contract assets
Under Topic 606, contract assets include amounts related to the contractual right to consideration for both completed and partially completed performance obligations that may not have been invoiced. The contract assets are transferred to receivables when the rights become unconditional. Contract assets are expected to be included in prepaid expenses and other current assets in the accompanying consolidated balance sheets. There were no contract assets as of December 31, 2021 and 2020.
Deferred commission costs
The Company applies the practical expedient to expense contract related costs as incurred if the expected benefit period is one year or less. This applies to all the sales commissions paid as the majority of the Company’s contracts have a benefit period of not more than one year.
Deferred transaction costs
The Company capitalizes certain advisory, legal, accounting, and other professional fees that are directly associated with the Merger Agreement (per Note 1). After the consummation of the Business Combination, the acquisition-related transaction costs are accounted for as equity issuance costs. As of December 31, 2021 and 2020, the Company had $3.4 million and $0, respectively, of deferred transaction costs included in other long-term assets on the consolidated balance sheets.

Property and Equipment
Shipping and handling costs and certain taxes
Taxes collected from customers and remitted to governmental authorities are not included in net sales. Shipping and handling costs associated with outbound freight are accounted for as a fulfillment cost and are included in both net sales (for amounts invoiced to customers) and cost of goods sold in the accompanying consolidated statements of operations.

(i)	Property and Equipment
Property and equipment are stated at cost less accumulated depreciation and amortization. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in the current period. Repair and maintenance costs are expensed as incurred. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives of the assets:

Useful Lives
Machinery and equipment	5-10 years
Furniture and fixtures	5-7 years
Computer equipment	3-5 years
Computer software	3 years
Leasehold improvements	Lesser of the useful life or the remaining term of the lease

Cost of Goods Sold

(j)	Cost of Goods Sold
Cost of goods sold includes actual cost of material, labor and manufacturing overhead incurred for revenue-producing units shipped, and includes associated warranty costs, and other costs.

Research and Development

(k)	Research and Development
Research and development costs are expensed as incurred and consist primarily of personnel and related costs for product development activities. Research and development costs also includes professional fees payable to third-parties, license and subscription fees for development tools and pre-production
product related costs, and manufacturing-related costs associated with product development.

Collaborative Arrangements

(l)	Collaborative Arrangements
The Company has entered into multiple collaborative arrangements that provide the Company with varying rights to develop products together with its collaborative partners. Cost reimbursements paid to the collaborative partners are recognized as incurred and included in research and development expense in the accompanying consolidated statements of operations. Terms of the collaboration agreements may require the Company to make payments based upon the achievement of certain milestones. Upfront and milestone payments payable by the Company to collaborative partners are recorded as prepaid expenses and other current assets in the accompanying consolidated balance sheets and are recognized as a research and development expenses as the services are performed. During the years ended December 31, 2021 and 2020 the Company was working under collaborative arrangements with three separate suppliers. Amounts related to the collaborative arrangements are classified in the accompanying consolidated statements of operations as research and development expense in the amounts of $0.2 million and $0.8 million for the years ended December 31, 2021 and 2020, respectively.

Advertising and Promotional Expenses
(m)	Advertising and Promotional Expenses
Advertising and promotional costs are expensed as incurred and included in sales and marketing expense in the accompanying consolidated statements of operations. Advertising costs totaled $0.7 million and $0.5 million for the years ended December 31, 2021 and 2020, respectively.

Income Taxes

(n)	Income Taxes
Income taxes are accounted for under the
asset-and-liability
method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits in tax expense.

Impairment of Long-Lived Assets

(o)	Impairment of Long-Lived Assets
Long-lived assets, such as property and equipment subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, and quoted market values, as considered necessary.
There were no impairment charges for the years ended December 31, 2021 and 2020.

Stock-Based Compensation

(p)	Stock-Based Compensation
The Company recognizes stock-based compensation expense over the requisite service period on a straight-line basis for all share-based payments that are expected to vest to employees, non-employees,
and directors, including grants of employee stock options and other share-based awards. Equity-classified awards issued to employees, non-employees
and directors are measured at the grant-date fair value of the award. Forfeitures are recognized as they occur. For accounting purposes, the Company estimates grant-date fair value of stock options using the Black-Scholes-Merton (“BSM”) option-pricing model. The BSM option pricing model requires the input of highly subjective assumptions, including the fair value of the underlying common stock, the risk-free interest rates, the expected term of the option, the expected volatility of the price of the Company’s common stock and the expected dividend yield of the Company’s common stock.

Fair Value Measurement

(q)	Fair Value Measurement
The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market.
When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•
Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table sets forth the Company’s financial assets and liabilities that were measured at fair value, on a recurring basis (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents:
Money market funds	$26,031	$—	$—	$26,031

Total assets	$26,031	$—	$—	$26,031
Financial Liabilities
Debt derivative liabilities	$—	$—	$26,189	$26,189

Total liabilities	$—	$—	$26,189	$26,189

	December, 31, 2020
	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents:
Money market funds	$7,515	$—	$—	$7,515

Total assets	$7,515	$—	$—	$7,515
Financial Liabilities
Debt derivative liabilities	$—	$—	$5,021	$5,021

Total liabilities	$—	$—	$5,021	$5,021

The fair value of accounts receivable, accounts payable, and accrued expenses approximated their carrying values as of December 31, 2021 and 2020, due to their short-term nature. The Company records long-term debt and long-term debt due to related parties on an amortized cost basis.
The fair value of the Convertible Notes was $99.0 million as of December 31, 2021. The carrying value of the Convertible Notes of $105.8 million, net of $38.6 million of unamortized debt discount and issuance costs, was recorded as long-term debt totaling $16.2 million, long-term debt - related party totaling $16.7 million, and short-term debt totaling $34.3 million as of December 31, 2021.
The fair value of the Convertible Notes was $45.1 million as of December 31, 2020. The carrying value of the Convertible Notes of $51.3 million, net of $11.9 million of unamortized debt discount and issuance costs, was recorded as long-term debt totaling $33.4 million and long-term debt - related party totaling $6.0 million as of December 31, 2020.
Level 3 instruments consist solely of the Company’s embedded derivative in the Company’s notes payable. The Company classifies its financial instruments within Level 3 of the fair value hierarchy due to lack of market data. See “Note 12 – Borrowing Arrangements” for details on the valuation of the embedded derivative in the convertible notes.
There were no transfers between Level 1, Level 2 or Level 3 fair value hierarchy categories of financial instruments for the years ended December 31, 2021 and 2020.

Net Loss Per Share of Common Stock

(r)	Net Loss Per Share of Common Stock
Basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period.
Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for the potentially dilutive impact of stock options, restricted stock units, and convertible notes. As the Company has reported losses for all periods presented, all potentially dilutive securities including stock options, restricted stock units, common stock warrants and convertible notes, are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

Derivative Liabilities
(s)	Derivative Liabilities
The Company evaluates the embedded conversion features within its convertible debt instruments under ASC
815-15
and ASC
815-40
to determine if the conversion feature meets the definition of a liability and, if so, whether to bifurcate the conversion feature and account for it as a separate derivative liability. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued
at each reporting date, with changes in the fair value reported in the consolidated statements of operations. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current
based on whether
net-cash
settlement of the derivative instrument could be required within twelve months after the balance sheet date. The derivative is subject to re-measurement
at the end of each reporting period, with changes in fair value recognized as a component of other income (expense), net, in the consolidated statements of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the conversion or maturity of the debt instruments.

Recently Adopted Accounting Pronouncements

(t)	Recently Adopted Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2018-15,
Intangibles — Goodwill and Other — Internal Use Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
. The intent of this pronouncement is to align the requirements for capitalizing implementation costs incurred in a cloud computing arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal use software as defined in ASC
350-40.
Under ASU
2018-15,
the capitalized implementation costs related to a cloud computing arrangement will be amortized over the term of the arrangement and all capitalized implementation amounts will be required to be presented in the same line items of the consolidated financial statements as the related hosting fees. The Company adopted the standard beginning January 1, 2021 on a prospective basis and this did not have a material impact on the Company’s consolidated financial statements.
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
. ASU
2019-12
removes certain exceptions to the general principles in Topic 740 and clarifies and amends existing guidance to improve consistent application. ASU
2019-12
will be effective for public entities for interim and annual periods beginning after December 15, 2020, with early adoption permitted. ASU
2019-12
will be effective for private entities for annual periods beginning after December 15, 2021, and interim periods beginning after December 15, 2020, with early adoption permitted. The Company is eligible to adopt ASU
2019-12
under the private company transition guidance beginning January 1, 2022, but the Company early adopted this ASU effective January 1, 2021. The adoption of this ASU did not have a material impact on the consolidated financial statements and related disclosures.

Accounting Pronouncements Not Yet Adopted

(u)	Accounting Pronouncements Not Yet Adopted
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
, which will require, among other items, a lessee to recognize in the consolidated balance sheet a liability to make lease payments (the lease liability) and a right-to-use
asset representing its right to use the underlying asset for the lease term. Qualitative and quantitative disclosures will be enhanced to better understand the amount, timing and uncertainty of cash flows arising from leases. The Company adopted this new guidance on January 1, 2022, using the modified retrospective approach.
The adoption of Topic 842 resulted in recognition of operating lease right-of-use
assets and operating lease obligations that are not expected to have a material impact on our balance sheet, results of operations and cash flows. The Company’s operating leases primarily comprise of office facilities, with the most significant leases relating to corporate headquarters in Sunnyvale, CA.
In June 2016, the FASB issued ASU
2016-13,
Financial instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, and subsequent related ASUs, which amends the guidance on the impairment of financial instruments by requiring measurement and recognition of expected credit losses for financial assets held. ASU
2016-13
is effective for public and private companies’ fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, and December 15, 2022, respectively. The Company expects to adopt ASU
2016-13
under the private company transition guidance beginning January 1, 2023. The Company does not expect the adoption of this guidance to have a material impact on the consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted
method. ASU
2020-06
is effective for public and private companies’ fiscal years beginning after December 15, 2021, and December 15, 2023, respectively, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the timing of adoption and the impact on the consolidated financial statements.

In May 2021, the FASB issued ASU
2021-04,
Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic
470-50),
Compensation—Stock Compensation (Topic 718), and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force)
. This guidance clarifies certain aspects of the current guidance to promote consistency among reporting of an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted for all entities, including adoption in an interim period. The Company does not expect the adoption of this guidance to have a material impact on the consolidated financial statements and related disclosures.